Oct-21-03 04:08pm From- T-367 P.002/002 F-654

Manager
Securities Operations

20 Broad Street
New York, NY 10005

tel: 212.656.5026
fax: 212.656.5893
pmadho@nyse.com

03028365

Cert NYS

1-11706

NYSE

RECD S.E.C
OCT 21 2003
081

October 21, 2003

PROCESSED
OCT 24 2003
THOMSON FINANCIAL

Mr. Brian Johnson
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 1004 -- STOP/1-4
450 Fifth Street, NW
Judiciary Plaza
Washington, DC 20549

Dear Mr. Johnson:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, CARRAMERICA REALTY CORPORATION, 7.50% Series E Cumulative Redeemable Preferred Stock (Liquidation Preference $25.00 per share) and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on October 21, 2003. Tentative listing date – October 23, 2003.

Sincerely,

[signature]